Segment information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment information
Number of operating segment | segment	1
Loss after tax	$ (81,687,000)	$ (144,554,000)	$ (24,970,000)
Income tax expense/(benefit)	(2,717,000)	15,006,000
Net finance costs	(156,009,000)	(84,612,000)	(14,997,000)
Net change in fair value of financial instruments	(80,646,000)	(47,257,000)	1,484,000
Operating profit / (loss)	77,039,000	(74,948,000)	(9,973,000)
Material reconciling items
Segment information
Income tax expense/(benefit)	2,717,000	(15,006,000)
Net finance costs	75,363,000	37,355,000	16,481,000
Net change in fair value of financial instruments	80,646,000	47,257,000	1,484,000
Operating profit / (loss)	77,039,000	(74,948,000)	(9,973,000)
Depreciation and amortization	78,360,000	46,659,000
Organizational restructuring expenses	1,148,000	10,700,000
IPO and transaction costs1	4,215,000	61,152,000	7,521,000
Other significant discretionary expenses	7,638,000	1,032,000
Adjusted EBITDA	$ 168,400,000	$ 44,595,000	$ (2,452,000)